Pensions and Post-Employment Benefits (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Schedule Actuarial Results Related to Pension and Other Post Retirement Benefits	For the years ended December 31, 2023, 2022 and 2021, the effects of pension plans and other post-employment benefits are summarized as follows:

		Pensions			Other benefits			Total

Net period cost (income):		2023	2022	2021	2023	2022	2021	2023	2022	2021

Recorded in operating costs and expenses
Service cost	$	7	8	9	4	4	3	11	12	12
Past service cost		–	1	–	–	–	–	–	1	–
Settlements, curtailments and other changes		(10)	–	(1)	(1)	–	(1)	(11)	–	(2)

		(3)	9	8	3	4	2	–	13	10

Recorded in other financial expenses
Net interest cost		36	23	26	8	6	5	44	29	31

Recorded in other comprehensive income
Actuarial losses (gains) for the period		46	(166)	(257)	(1)	(10)	(6)	45	(176)	(263)

	$	79	(134)	(223)	10	–	1	89	(134)	(222)

Disclosure of Net Defined Benefit Liability (Asset)
As of December 31, 2023 and 2022, the reconciliation of the actuarial benefits’ obligations and pension plan assets, are presented as follows:

		Pensions		Other benefits		Total

		2023	2022	2023	2022	2023	2022

Change in benefits obligation:
Projected benefit obligation at beginning of the period	$	1,811	2,685	92	98	1,903	2,783
Service cost		7	8	4	4	11	12
Interest cost		101	66	8	6	109	72
Actuarial losses (gains)		30	(632)	(1)	(10)	29	(642)
Initial valuation from new plan		–	13	–	–	–	13
Reduction from disposal of assets		–	(6)	–	–	–	(6)
Settlements and curtailments		(2)	–	–	–	(2)	–
Plan amendments		(10)	1	(1)	–	(11)	1
Benefits paid		(122)	(130)	(8)	(7)	(130)	(137)
Foreign currency translation		94	(194)	7	1	101	(193)

Projected benefit obligation at end of the period		1,909	1,811	101	92	2,010	1,903

Change in plan assets:
Fair value of plan assets at beginning of the period		1,207	1,783	1	1	1,208	1,784
Return on plan assets		65	43	–	–	65	43
Actuarial losses		(16)	(466)	–	–	(16)	(466)
Employer contributions		97	96	8	7	105	103
Initial valuation from new plan		–	13	–	–	–	13
Settlements		(2)	–	–	–	(2)	–
Benefits paid		(122)	(130)	(8)	(7)	(130)	(137)
Foreign currency translation		44	(132)	1	–	45	(132)

Fair value of plan assets at end of the period		1,273	1,207	2	1	1,275	1,208

Net projected liability in the statement of financial position	$	636	604	99	91	735	695

Summary of Actuarial (Gains) Losses
For the years 2023, 2022 and 2021, actuarial (gains) losses for the period were generated by the following main factors as follows:

		2023	2022	2021
Actuarial (gains) losses due to experience	$	13	96	(87)
Actuarial (gains) losses due to demographic assumptions		(5)	(2)	20
Actuarial (gains) losses due to financial assumptions		37	(270)	(196)

	$	45	(176)	(263)

Summary of Plan Assets Measured at Estimated Fair Value
As of December 31, 2023 and 2022, based on the hierarchy of fair values, plan assets are detailed as follows:

		2023					2022
		Level 1	Level 2	Level 3	Total		Level 1	Level 2	Level 3	Total
Cash	$	24	–	–	24	$	38	–	–	38
Investments in corporate bonds		11	391	–	402		7	289	–	296
Investments in government bonds		114	209	–	323		90	266	–	356

Total fixed-income securities		149	600	–	749		135	555	–	690

Investment in marketable securities		179	43	–	222		226	42	–	268
Other investments and private funds		70	33	201	304		91	42	117	250

Total variable-income securities		249	76	201	526		317	84	117	518

Total plan assets	$	398	676	201	1,275	$	452	639	117	1,208

Summary of Significant Assumptions Used in the Determination of the Benefit Obligation
The most significant assumptions used in the determination of the benefit obligation were as follows:

	2023				2022
	Mexico	United States	United Kingdom	Range of rates in other countries	Mexico	United States	United Kingdom	Range of rates in other countries
Discount rates	10.50%	5.20%	4.70%	3.1% – 11.0%	10.50%	5.50%	5.00%	3.6% – 13.0%
Rate of return on plan assets	10.50%	5.20%	4.70%	3.1% – 11.0%	10.50%	5.50%	5.00%	3.6% – 13.0%
Rate of salary increases	4.50%	–	3.10%	2.5% – 7.3%	4.50%	–	3.25%	2.5% – 7.3%

Schedule of Estimated Payments for Pensions and Other Post-Employment Benefits
As of December 31, 2023, estimated payments for pensions and other post-employment benefits over the next 10 years were as follows:

		Estimated payments
2024	$	173
2025		149
2026		151
2027		148
2028 – 2033		882

Aggregate Projected Benefit Obligation for Pension Plans and Other Post-Employment Benefits and the Plan Assets by Country
As of December 31, 2023 and 2022, the aggregate projected benefit obligation (“PBO”) for pension plans and other post-employment benefits and the plan assets by country were as follows:

		2023				2022
		PBO	Assets	Deficit		PBO	Assets	Deficit
Mexico	$	253	44	209	$	220	25	195
United States		184	188	(4)		194	166	28
United Kingdom		1,129	821	308		1,062	791	271
Germany		141	6	135		134	6	128
Other countries		303	216	87		293	220	73

	$	2,010	1,275	735	$	1,903	1,208	695

Schedule of Sensitivity Analysis of Pension and Other Post Employment Benefits
As of December 31, 2023, Cemex performed sensitivity analyses on the most significant assumptions that affect the PBO, considering reasonable independent changes of plus or minus 50 basis points in each of these assumptions. The increase (decrease) that would have resulted in the PBO of pensions and other post-employment benefits are shown below:

		Pensions		Other benefits		Total
Assumptions:		+50 bps	-50 bps	+50 bps	-50 bps	+50 bps	-50 bps
Discount Rate Sensitivity	$	(95)	104	(4)	4	(99)	108
Salary Increase Rate Sensitivity		4	(4)	1	(1)	5	(5)
Pension Increase Rate Sensitivity		73	(68)	–	–	73	(68)